Discontinued Operations - Schedule of Balance Sheets and Income Operations of Discontinued Operations (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents			$ 43,405	$ 178,485
Accounts receivable, net	$ 413,962		237,093	803,316
Inventory	779,918		77,710	126,739
Prepaid expenses and other current assets	160,666		42,104	31,667
Income tax receivable			120,211	147,889
Total current assets	1,354,546			1,288,096
Property and equipment, net			28,504	56,049
Total assets	1,354,546		549,027	1,344,145
Accounts payable	589,363		677,326	1,382,055
Accrued expenses and other current liabilities			73,615	109,607
Line of credit
Notes payable, current
Due to related party
Total current liabilities	589,363			1,491,662
Revenues, net	697,883	$ 1,713,764	2,727,346	7,105,630
Cost of revenues	490,195	1,054,693	2,145,989	5,289,781
Gross profit	207,688	659,071	581,357	1,815,849
Selling, general and administrative	286,602	903,764	1,211,050	1,824,645
Operating income	78,914	(244,693)	(629,693)	(8,796)
Interest income			1	985
Total other (expense) income		4,911,760	1	985
Loss before income taxes	78,914	4,667,067	(629,692)	(7,811)
Income tax expense			12,940	2,826
Net (loss) income	$ 78,914	$ 4,667,067	$ (642,632)	$ (10,637)